Corporate Information	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Information
1.	Corporate Information

Pieris Pharmaceuticals, Inc. was founded in May 2013 and is a holding company. On December 17, 2014 Pieris Pharmaceuticals GmbH (“Pieris GmbH”) (formerly Pieris AG, a German company which was founded in 2001 by Prof. Dr. Arne Skerra, Professor at the Technical University of Munich, Germany, and Claus Schalper) became a wholly owned subsidiary of Pieris Pharmaceuticals, Inc., which was previously named Marika Inc. pursuant to a share exchange transaction (the “Acquisition”). For further information on the Acquisition refer to Note 3 Acquisition. The registered office of Pieris Pharmaceuticals, Inc. and the corporate headquarter is located in Boston, MA and the research facility of Pieris GmbH is located in Freising-Weihenstephan, Germany. Pieris Australia Pty Ltd., a wholly owned subsidiary of Pieris GmbH, was formed on February 14, 2014 to conduct research and development in Australia.

Effective as of August 26, 2015 and with notification from the Amtsgericht München as of September 29, 2015 Pieris AG was transformed to Pieris GmbH as a result of a change in the legal entity, Pieris Pharmaceuticals, Inc. and its consolidated subsidiaries (collectively “Pieris” or the “Company”) is a clinical-stage biopharmaceutical company that discovers and develops Anticalin® based drugs to target validated disease pathways in a unique and transformative way.

The Company’s pipeline includes, among other programs, an immuno-oncology multi-specific tailored for the tumor micro-environment, an inhaled Anticalin to treat uncontrolled asthma and a half-life-optimized Anticalin to treat anemia.

The Company’s core Anticalin® technology and platform was developed in Germany, and the Company has partnership arrangements with major multi-national pharmaceutical companies headquartered in the U.S., Europe and Japan and with regional pharmaceutical companies headquartered in India.